Summary of significant accounting policies (Details 3) - Argentina Consumer Price [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Level of price index	1,138.64	578.87	384.01
Price index movements	95.5	50	35.5